Financial Instruments - Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Current indebtedness	$ 372	$ 1,647
Long-term indebtedness	2,905	3,114
Total debt	3,277	4,761
Swaps	(65)	(42)
Total debt after swaps	3,212	4,719
Remove fair value adjustments for hedges	2	7
Total debt after currency hedging arrangements	3,214	4,726
Remove transaction costs, premiums or discounts included in the carrying value of debt	26	33
Add: Lease liabilities (current and non-current)	265	235
Less: cash and cash equivalents	(1,298)	(1,069)	$ (778)
Net debt	$ 2,207	$ 3,925